CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash	$ 1,129	$ 2,514
Trade accounts receivable, net of allowance for doubtful accounts	8,227	9,127
Inventories	4,670	6,109
Prepaid expenses and other current assets	857	605
Total current assets	14,883	18,355
Assets held for employees' severance benefits	49	53
Fixed assets, net	10,070	10,108
Deferred tax assets, long-term	1,056	2,863
Intangible asset	208
Goodwill		75
Total assets	26,266	31,454
Current liabilities
Short-term credit and current maturities of long-term debt	2,722	1,818
Accounts payable:
Trade	7,077	9,229
Other current liabilities	5,156	5,311
Total Current liabilities	14,955	16,358
Long-term liabilities
Long-term debt, excluding current maturities	1,838	1,412
Employees' severance benefits	249	337
Total long-term liabilities	2,087	1,749
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY
Ordinary shares, NIS 0.6 par value Authorized 50,000,000 shares, issued and outstanding 10,142,762 shares as of December 31, 2014 and 10,142,762 as of December 31, 2013	1,985	1,985
Additional paid-in capital	17,270	17,270
Cumulative foreign currency translation adjustments	1,907	3,186
Capital reserves	695	695
Accumulated deficit	(12,550)	(9,885)
Total Eltek Ltd. shareholders' equity	9,307	13,251
Non-controlling interest	(83)	96
Total equity	9,224	13,347
Total liabilities, shareholders' equity and non- controlling interest	$ 26,266	$ 31,454